Document and Entity Information	May 15, 2020
Document And Entity Information
Document Type	497
Document Period End Date	Oct. 31, 2019
Entity Registrant Name	Clough Funds Trust
Entity Central Index Key	0001638872
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 15, 2020
Document Effective Date	May 15, 2020
Prospectus Date	Feb. 28, 2020